Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases
Note 10. Leases
We determine if an arrangement is a lease at inception. We have operating leases for corporate offices, research and development facilities, vehicles, and equipment. Our leases have remaining lease terms of one to 10 years, some of which have options to extend or terminate the leases. Finance leases are included in property and equipment, current portion of long-term debt, and long-term debt in our condensed consolidated balance sheets. Finance leases are not material to our condensed consolidated statements of operations, condensed consolidated balance sheets, or condensed consolidated statements of cash flows. Beginning January 1, 2019, operating leases are included in noncurrent assets, other current liabilities, and other noncurrent liabilities in our consolidated balance sheets.
Right-of-use assets included in noncurrent assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Right-of-use assets and operating lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate if it is readily determinable. The right-of-use asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain and there is a significant economic incentive to exercise that option.
Operating lease expense for right-of-use assets is recognized on a straight-line basis over the lease term. Variable lease payments, which represent lease payments that vary due to changes in facts or circumstances occurring after the commencement date other than the passage of time, are expensed in the period in which the obligation for these payments was incurred. Variable lease expense recognized in the three months ended March 31, 2019 was not material.
We elected not to apply the recognition requirements of ASC 842, Leases, to short-term leases, which are deemed to be leases with a lease term of 12 months or less. Instead, we recognized lease payments in the condensed consolidated statements of operations on a straight-line basis over the lease term and variable payments in the period in which the obligation for these payments was incurred. We elected this policy for all classes of underlying assets. Short-term lease expense recognized in the three months ended March 31, 2019 was not material. We elected not to apply the practical expedient related to the separation of lease and non-lease components or the practical expedient which allows entities to use hindsight when determining lease term.
The impact of operating leases to our condensed consolidated financial statements was as follows:

Three months ended March 31, 2019
Lease cost
Operating lease cost	$5.7
Short-term lease cost	0.2
Variable lease cost	0.5

Other information
Operating cash flows from operating leases	6.6
Right-of-use assets obtained in exchange for new operating lease liabilities	0.1
Weighted-average remaining lease term - operating leases	5 years
Weighted-average discount rate - operating leases	4.2%

Supplemental balance sheet information related to our operating leases is as follows:

	Balance Sheet Classification	March 31, 2019
Right-of-use assets	Other noncurrent assets	$80.7
Current operating lease liabilities	Other current liabilities	21.8
Non-current operating lease liabilities	Other noncurrent liabilities	59.4

As of March 31, 2019, the annual minimum lease payments of our operating lease liabilities were as follows:

Year 1	$24.6
Year 2	19.6
Year 3	12.7
Year 4	9.5
Year 5	7.7
After Year 5	16.7
Total lease payments	90.8
Less imputed interest	(9.6)
Total	$81.2